Accounts Receivables, Net - Schedule of Accounts Receivables, Net (Details) - USD ($)	Apr. 30, 2025	Oct. 31, 2024
Non-franchisees [Member]
Schedule of Accounts Receivables, Net [Line Items]
Accounts receivables	$ 155,865	$ 157,769
Allowance for expected credit losses	(152,784)	(157,769)
Accounts receivables, net	3,081
Franchisees [Member]
Schedule of Accounts Receivables, Net [Line Items]
Accounts receivables	193,711	404,974
Allowance for expected credit losses	(73,535)	(74,082)
Accounts receivables, net	$ 120,176	$ 330,892